CURRENT AND DEFERRED INCOME TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	27.00%
Changes in recognition of deferred tax assets	$ 3,952	$ (128,066)
Deferred income tax liabilities	127,815	107,909
Temporary differences associated with investments in subsidiaries	46,507	58,724
Investments in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 13,952	17,617
Argentine Operation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in recognition of deferred tax assets		125,700
Change to tax expense from restructuring activities		114,100
Current tax expense		$ 4,700